Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 23,441.4	$ 20,853.8	$ 19,391.4
Pretax Profit (Loss)	1,470.7	1,911.6	1,907.4
Personal Lines Segment | Agency Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	9,791.7	9,108.6	9,087.0
Pretax Profit (Loss)	492.8	713.2	683.0
Personal Lines Segment | Direct Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	9,396.5	8,185.9	7,474.0
Pretax Profit (Loss)	412.2	403.4	423.4
Operating Segments | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	22,474.0	19,899.1	18,398.5
Pretax Profit (Loss)	1,091.1	1,495.2	1,410.3
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	19,188.2	17,294.5	16,561.0
Pretax Profit (Loss)	905.0	1,116.6	1,106.4
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	2,421.3	1,995.9	1,837.5
Pretax Profit (Loss)	155.2	318.3	315.8
Operating Segments | Property Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	864.5	609.1	0.0
Pretax Profit (Loss)	32.5	61.3	0.0
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	0.0	(0.4)	0.0
Pretax Profit (Loss)	(1.6)	(1.0)	(11.9)
Segment Reconciling Items | Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	332.5	302.0	309.1
Segment Reconciling Items | Service Businesses
Segment Reporting Information [Line Items]
Revenues	103.3	86.3	56.0
Pretax Profit (Loss)	11.3	8.8	5.1
Segment Reconciling Items | Investments
Segment Reporting Information [Line Items]
Revenues	530.0	567.3	632.6
Pretax Profit (Loss)	507.6	544.5	613.7
Segment Reconciling Items | Gains (losses) on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues	1.6	(0.9)	(4.8)
Pretax Profit (Loss)	1.6	(0.9)	(4.8)
Segment Reconciling Items | Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (140.9)	$ (136.0)	$ (116.9)